ROYALTY AND OTHER PROPERTY INTERESTS - Disclosure of detailed information about royalty interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning balance	$ 65,648	$ 14,517
Additions	(29)	54,065
Depletion	(5,637)	(2,418)
Cumulative translation adjustments	(5,526)	(228)
Impairment	(1,031)	(288)
Royalty and other property interests, ending balance	53,425	65,648
Leeville [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Depletion	(1,867)	(2,418)
Revelo Portfolio [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, ending balance	1,162
Royalty Interests [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning balance	63,198	11,184
Additions	484	54,732
Depletion	(5,637)	(2,418)
Cumulative translation adjustments	(5,473)	0
Impairment	(881)	(300)
Royalty and other property interests, ending balance	51,691	63,198
Royalty Interests [Member] | Gediktepe [Member] | Turkey [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning balance	43,746	0
Additions	0	43,746
Depletion	(3,770)	0
Cumulative translation adjustments	(5,448)	0
Impairment	0	0
Royalty and other property interests, ending balance	34,528	43,746
Royalty Interests [Member] | Leeville [Member] | U.S.A. [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning balance	6,413	8,831
Additions	0	0
Depletion	(1,867)	(2,418)
Cumulative translation adjustments	(0)	0
Impairment	0	0
Royalty and other property interests, ending balance	4,546	6,413
Royalty Interests [Member] | Diablillos [Member] | Argentina [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning balance	7,018	0
Additions	0	7,224
Depletion	0	0
Cumulative translation adjustments	0	0
Impairment	(436)	(206)
Royalty and other property interests, ending balance	6,582	7,018
Royalty Interests [Member] | Berenguela [Member] | Peru [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning balance	1,949	0
Additions	0	2,006
Depletion	0	0
Cumulative translation adjustments	0	0
Impairment	(121)	(57)
Royalty and other property interests, ending balance	1,828	1,949
Royalty Interests [Member] | Revelo Portfolio [Member] | Chile [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning balance	1,326	1,322
Additions	0	0
Depletion	0	0
Cumulative translation adjustments	(25)	0
Impairment	(164)	4
Royalty and other property interests, ending balance	1,137	1,326
Royalty Interests [Member] | Tartan Lake [Member] | Canada [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning balance	975	0
Additions	0	1,003
Depletion	0	0
Cumulative translation adjustments	0	0
Impairment	(61)	(28)
Royalty and other property interests, ending balance	914	975
Royalty Interests [Member] | Other [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning balance	1,771	1,031
Additions	484	753
Depletion	0	0
Cumulative translation adjustments	0	0
Impairment	(99)	(13)
Royalty and other property interests, ending balance	2,156	1,771
Other Property Interests [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning balance	2,450	3,333
Additions	(513)	(667)
Depletion	0	0
Cumulative translation adjustments	(53)	(228)
Impairment	(150)	12
Royalty and other property interests, ending balance	1,734	2,450
Other Property Interests [Member] | Perry Portfolio [Member] | Canada [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning balance	1,321	1,900
Additions	(446)	(462)
Depletion	0	0
Cumulative translation adjustments	(53)	(124)
Impairment	(81)	7
Royalty and other property interests, ending balance	741	1,321
Other Property Interests [Member] | Other [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests, beginning balance	1,129	1,433
Additions	(67)	(205)
Depletion	0	0
Cumulative translation adjustments	0	(104)
Impairment	(69)	5
Royalty and other property interests, ending balance	$ 993	$ 1,129